ACCRUED EXPENSES AND DEFERRED REVENUE (Details 2) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Deferred revenue	$ 1,471	$ 1,306	$ 1,009
Product [Member]
Deferred revenue	288	315	558
Services[Member]
Deferred revenue	$ 1,183	$ 991	$ 451